CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 73.0%
U.S. TREASURY OBLIGATIONS — 73.0%
United States Treasury Bill	0.020%	12/16/21	$950	$949,974
United States Treasury Bill	0.022%	02/10/22	820	819,929
United States Treasury Bill	0.020%	03/17/22	900	899,870
United States Treasury Bill	0.028%	04/14/22	1,450	1,449,663
United States Treasury Bill	0.051%	05/12/22	1,100	1,099,592
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,219,509)				5,219,028

MONEY MARKET DEPOSIT ACCOUNT — 3.4%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 0.01%(a)			246	246,022
TOTAL MONEY MARKET DEPOSIT ACCOUNT				246,022
(Cost $246,022)

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,465,531)				5,465,050
TOTAL INVESTMENTS — 76.4%
(Cost $5,465,531)				5,465,050

OTHER ASSETS IN EXCESS OF LIABILITIES — 23.6%				1,691,546
NET ASSETS — 100.0%				$7,156,596

* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2021.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)
Futures contracts outstanding as of November 30, 2021 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Dec-21	4	$537,922	$828
Brent Crude	Mar-22	3	206,640	(16,915)
Cattle Feeder Futures	Jan-22	1	82,425	510
Coffee	Mar-22	5	435,563	39,847
Corn	Mar-22	11	312,125	781
Cotton No.2	Mar-22	12	638,460	(38,961)
Euro BUXL 30-Year Bond Futures	Dec-21	1	247,369	7,756
Euro Stoxx 50	Dec-21	1	46,237	(2,786)
Euro-Bund	Dec-21	1	195,484	(251)
Euro-Schatz	Dec-21	42	5,354,790	1,232
FTSE 100 Index	Dec-21	1	94,154	(852)
FTSE Taiwan Index	Dec-21	7	423,080	(10,130)
FTSE/JSE TOP 40	Dec-21	4	161,117	(379)
FTSE/MIB Index	Dec-21	1	146,310	(9,744)
Gasoline RBOB	Jan-22	2	162,968	(27,821)
Live Cattle	Feb-22	3	165,480	(2,879)
London Metals Exchange Aluminum	Dec-21	23	1,518,287	10,239
London Metals Exchange Aluminum	Mar-22	2	131,325	1,884
London Metals Exchange Copper	Dec-21	3	714,187	(5,765)
London Metals Exchange Copper	Mar-22	1	235,937	(3,703)
London Metals Exchange Nickel	Dec-21	7	840,294	32,407
London Metals Exchange Nickel	Mar-22	3	357,966	1,001
London Metals Exchange Zinc	Dec-21	13	1,046,094	64,168
London Metals Exchange Zinc	Mar-22	2	159,900	(4,606)
Low Sulphur Gasoil G Futures	Jan-22	3	179,325	(36,905)
MSCI Singapore Exchange ETS	Dec-21	6	151,347	(8,633)
Natural Gas	Jan-22	1	45,670	(4,982)
Nikkie 225 (Osaka Securities Exchange)	Dec-21	1	121,975	(12,032)
OMX Stockholm 30 Index	Dec-21	3	74,638	(3,548)
S&P/TSX 60 Index	Dec-21	1	195,076	(6,938)
SGX Nifty 50	Dec-21	7	238,889	(5,827)
SPI 200 Index	Dec-21	2	257,731	(7,203)
Sugar No. 11 (World)	Mar-22	10	208,320	(13,425)
Topix Index	Dec-21	1	167,736	(12,436)
Wheat	Mar-22	9	354,262	(2,701)
WTI Crude	Jan-22	2	132,360	(24,905)
				$(103,674)

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Dec-22	30	$(8,538,037)	$(5,454)
90-DAY Bank Bill	Dec-22	24	(17,064,672)	10,958
90-Day Euro	Mar-23	50	(12,359,375)	(13,546)
Australian 3-Year Bond	Dec-21	43	(3,512,686)	9,344
Australian 10-Year Bond	Dec-21	7	(695,550)	(6,824)
Canadian 10-Year Bond	Mar-22	7	(773,510)	(12,015)
Cocoa	Mar-22	4	(93,840)	1,478
Euro-BTP	Dec-21	1	(171,929)	(194)
Hang Seng Index	Dec-21	3	(451,558)	14,315
London Metals Exchange Aluminum	Dec-21	23	(1,518,288)	127,186
London Metals Exchange Copper	Dec-21	3	(714,188)	(12,275)
London Metals Exchange Nickel	Mar-22	1	(119,322)	(4,215)
London Metals Exchange Nickel	Dec-21	7	(840,294)	(45,197)
London Metals Exchange Zinc	Dec-21	13	(1,046,094)	(27,847)
Long Gilt	Mar-22	2	(335,891)	(3,819)
Palladium	Mar-22	1	(170,550)	37,607
Platinum	Jan-22	2	(92,730)	3,070
Silver	Mar-22	1	(114,075)	3,622
SONIA 3-Month Index Futures	Dec-22	36	(11,837,254)	(12,468)
Soybean	Jan-22	1	(60,862)	110
U.S. Treasury 2-Year Notes	Mar-22	29	(6,343,297)	(11,239)
U.S. Treasury 5-Year Notes	Mar-22	20	(2,427,969)	(15,680)
U.S. Treasury 10-Year Notes	Mar-22	8	(1,046,500)	(5,951)
				$30,966
Total Futures Contracts				$(72,708)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2021 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	6,300,000	USD	4,648,354	Dec 15 2021	NatWest	$(156,541)
CAD	5,450,000	USD	4,343,568	Dec 15 2021	NatWest	(76,567)
CHF	1,250,000	USD	1,365,850	Dec 15 2021	NatWest	(3,406)
EUR	4,600,000	USD	5,351,091	Dec 15 2021	NatWest	(131,162)
GBP	2,350,000	USD	3,220,681	Dec 15 2021	NatWest	(94,360)
JPY	550,500,000	USD	4,924,987	Dec 15 2021	NatWest	(53,452)
NOK	18,000,000	USD	2,108,109	Dec 15 2021	NatWest	(118,116)
NZD	3,850,000	USD	2,741,952	Dec 15 2021	NatWest	(114,700)
SEK	25,650,000	USD	2,973,563	Dec 15 2021	NatWest	(126,792)
USD	6,311,335	AUD	8,600,000	Dec 15 2021	NatWest	179,653
USD	5,110,407	CAD	6,450,000	Dec 15 2021	NatWest	60,469
USD	2,556,395	CHF	2,350,000	Dec 15 2021	NatWest	(5,000)
USD	9,263,241	EUR	7,900,000	Dec 15 2021	NatWest	298,580
USD	4,957,768	GBP	3,650,000	Dec 15 2021	NatWest	101,994
USD	7,864,064	JPY	873,000,000	Dec 15 2021	NatWest	138,633
USD	2,921,938	NOK	25,500,000	Dec 15 2021	NatWest	102,782
USD	3,389,022	NZD	4,850,000	Dec 15 2021	NatWest	79,368
USD	4,627,449	SEK	40,350,000	Dec 15 2021	NatWest	149,195
						$230,578
Total Forward Foreign Currency Contracts

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NatWest	National Westminster Bank
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $540,931, which represented 7.56% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$5,465,050	$5,465,050	$-	$-
Commodity Contracts
Futures Contracts	323,912	323,912	-	-
Equity Contracts
Futures Contracts	14,315	14,315	-	-
Interest Rate Contracts
Futures Contracts	30,118	30,118	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,110,674	-	1,110,674	-
Total Assets	$6,944,069	$5,833,395	$1,110,674	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(273,103)	$(273,103)	$-	$-
Equity Contracts
Futures Contracts	(80,509)	(80,509)	-	-
Interest Rate Contracts
Futures Contracts	(87,441)	(87,441)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(880,096)	-	(880,096)	-
Total Liabilities	$(1,321,149)	$(441,053)	$(880,096)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.